Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related party disclosure fair value derivatives
The following table summarizes the fair values of our energy commodity derivative contracts that are (i) associated with commodity price risk management activities with J. Aron & Company/Goldman Sachs; and (ii) included within "Fair value of derivative contracts" on our accompanying consolidated balance sheets as of December 31, 2011 and 2010 (in millions):

	December 31, 2011	December 31, 2010
Derivatives - asset/(liability)
Current assets	$8.6	$-
Noncurrent assets	$18.2	$12.7
Current liabilities	$(64.3)	$(221.4)
Noncurrent liabilities	$(9.6)	$(57.5)